Subsequent Events (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Subsequent Events [Line Items]
Ordinary share par value (in Dollars per share)		$ 0.0000625
Ordinary shares issued		20,300,000
Ordinary shares outstanding		20,300,000
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary share par value (in Dollars per share)	$ 0.0000625
Ordinary shares issued	11,300,000
Ordinary shares outstanding	11,300,000
Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary share par value (in Dollars per share)	$ 0.0000625
Ordinary shares issued	9,000,000
Ordinary shares outstanding	9,000,000
Before Effectiveness of Share Consolidation [Member]
Subsequent Events [Line Items]
Ordinary share par value (in Dollars per share)	$ 0.0000625
Ordinary shares issued	5
Ordinary shares outstanding	5
Effectiveness of the share consolidation	20,300,000
Before Effectiveness of Share Consolidation [Member] | Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Effectiveness of the share consolidation	11,300,000
Before Effectiveness of Share Consolidation [Member] | Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Effectiveness of the share consolidation	9,000,000
Upon Effectiveness of Share Consolidation [Member]
Subsequent Events [Line Items]
Ordinary share par value (in Dollars per share)	$ 0.0003125
Ordinary shares issued	1
Ordinary shares outstanding	1
Effectiveness of the share consolidation	4,060,000
Upon Effectiveness of Share Consolidation [Member] | Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Effectiveness of the share consolidation	2,260,000
Upon Effectiveness of Share Consolidation [Member] | Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Effectiveness of the share consolidation	1,800,000
Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary share par value (in Dollars per share)	$ 0.0000625
Ordinary shares issued	18,000,000
Ordinary shares outstanding	18,000,000